Derivative Instruments - Customer-Related Derivative Positions (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Derivative [Line Items]
Notional Value	$ 1,200,000
Customer-related positions
Derivative [Line Items]
Notional Value	1,119,842	$ 1,014,834
Fair Value, Assets	6,219	7,476
Fair Value, Liabilities	8,068	10,277
Customer-related positions | Interest rate contracts | Receive fixed/pay floating swaps
Derivative [Line Items]
Notional Value	363,375	301,690
Fair Value, Assets	791	309
Fair Value, Liabilities	4,395	5,689
Customer-related positions | Interest rate contracts | Pay fixed/receive floating swaps
Derivative [Line Items]
Notional Value	330,539	316,133
Fair Value, Assets	1,817	2,323
Fair Value, Liabilities	280	206
Customer-related positions | Interest rate contracts | Other
Derivative [Line Items]
Notional Value	82,209	40,261
Fair Value, Assets	17	3
Fair Value, Liabilities	51	16
Customer-related positions | Interest rate contracts | Options | Buy/ Purchased
Derivative [Line Items]
Notional Value	102,423	103,489
Fair Value, Assets	1,026	1,794
Fair Value, Liabilities	18	5
Customer-related positions | Interest rate contracts | Options | Sell/ Written
Derivative [Line Items]
Notional Value	97,690	99,923
Fair Value, Assets	20	6
Fair Value, Liabilities	1,087	1,779
Customer-related positions | Interest rate contracts | Futures | Buy/ Purchased
Derivative [Line Items]
Notional Value	0	3,623
Fair Value, Assets	0	0
Fair Value, Liabilities	0	4
Customer-related positions | Interest rate contracts | Futures | Sell/ Written
Derivative [Line Items]
Notional Value	0	2,376
Fair Value, Assets	0	8
Fair Value, Liabilities	0	0
Customer-related positions | Foreign exchange rate contracts | Forwards, spots and swaps
Derivative [Line Items]
Notional Value	121,119	134,666
Fair Value, Assets	2,252	3,010
Fair Value, Liabilities	1,942	2,548
Customer-related positions | Options | Buy/ Purchased
Derivative [Line Items]
Notional Value	1,532	954
Fair Value, Assets	28	22
Fair Value, Liabilities	0	0
Customer-related positions | Options | Sell/ Written
Derivative [Line Items]
Notional Value	1,532	954
Fair Value, Assets	0	0
Fair Value, Liabilities	28	22
Customer-related positions | Commodity contracts | Swaps
Derivative [Line Items]
Notional Value	2,498	0
Fair Value, Assets	116	0
Fair Value, Liabilities	110	0
Customer-related positions | Commodity Option | Buy/ Purchased
Derivative [Line Items]
Notional Value	1,936	0
Fair Value, Assets	151	0
Fair Value, Liabilities	0	0
Customer-related positions | Commodity Option | Sell/ Written
Derivative [Line Items]
Notional Value	1,936	0
Fair Value, Assets	0	0
Fair Value, Liabilities	151	0
Customer-related positions | Credit contracts
Derivative [Line Items]
Notional Value	13,053	10,765
Fair Value, Assets	1	1
Fair Value, Liabilities	$ 6	$ 8